Leases - Schedule of components of lease cost (Parenthetical) (Detail) - Apr. 01, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Office Sublease Agreement [Member]
Operating Lease, Lease Income	¥ 187	$ 29